STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.2%
Aerospace & Defense - 1.2%
RTX Corp., Sr. Unscd. Notes	2.25	7/1/2030	2,500,000		2,081,798
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	3,250,000		3,039,074
				5,120,872
Airlines - 3.2%
Air Canada Pass Through Trust, Ser. 2015-1, Cl. A	3.60	3/15/2027	1,867,501	[a]	1,729,025
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,106,417		2,804,620
JetBlue Pass Through Trust, Ser. 2019-1, CI. A	2.95	5/15/2028	4,085,536		3,486,701
United Airlines Pass Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	6,029,694		5,083,421
				13,103,767
Automobiles & Components - 1.5%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	3,000,000		3,128,065
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	8/20/2027	1,750,000		1,575,115
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	2,000,000		1,628,439
				6,331,619
Banks - 23.1%
AIB Group PLC, Sr. Unscd. Notes	6.61	9/13/2029	3,000,000	[a]	3,060,844
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, (3 Month TSFR +0.66%)	6.07	9/15/2172	3,000,000	[b,c]	2,236,856
Banco Santander SA, Sr. Notes	1.72	9/14/2027	2,500,000		2,218,900
Bank of America Corp., Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[c]	2,748,808
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	1,500,000	[c]	1,461,892
Bank of Ireland Group PLC, Sr. Unscd. Notes	2.03	9/30/2027	3,500,000	[a]	3,129,537
Barclays PLC, Jr. Sub. Notes	8.00	3/15/2029	2,000,000	[c]	1,871,227
Barclays PLC, Sr. Unscd. Notes	5.30	8/9/2026	1,500,000		1,476,991
BNP Paribas SA, Sr. Notes	1.32	1/13/2027	2,500,000	[a]	2,272,631
BPCE SA, Sub. Notes	3.12	10/19/2032	4,000,000	[a]	3,082,338
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	2,500,000		2,481,733
Citizens Financial Group, Inc., Sub. Notes	3.75	2/11/2031	5,000,000		4,173,548

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.2% (continued)
Banks - 23.1% (continued)
Cooperatieve Rabobank UA, Gtd. Notes	4.38	8/4/2025	2,750,000		2,668,288
Credit Agricole SA, Sub. Notes	4.00	1/10/2033	3,500,000	[a]	3,144,250
Danske Bank A/S, Sr. Notes	0.98	9/10/2025	3,000,000	[a]	2,883,670
Deutsche Bank AG, Sr. Notes	3.96	11/26/2025	2,500,000		2,434,539
Deutsche Bank AG, Sub. Notes	4.88	12/1/2032	5,000,000		4,399,685
HSBC Holdings PLC, Sr. Unscd. Notes	3.80	3/11/2025	2,750,000		2,732,007
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	4,000,000	[c]	3,940,972
Lloyds Banking Group PLC, Sub. Notes	4.58	12/10/2025	2,500,000		2,413,389
M&T Bank Corp., Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000	[c]	4,321,646
Morgan Stanley, Sr. Unscd. Notes	6.30	10/18/2028	3,000,000		3,084,470
NatWest Group PLC, Sr. Unscd. Notes	4.80	4/5/2026	2,000,000		1,961,351
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a,c]	3,342,016
Santander UK Group Holdings PLC, Sr. Unscd. Notes	1.09	3/15/2025	3,000,000		2,950,085
Societe Generale SA, Sub. Notes	6.22	6/15/2033	2,500,000	[a]	2,345,956
Standard Chartered PLC, Sr. Unscd. Notes	3.97	3/30/2026	3,500,000	[a]	3,390,267
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR +2.91%)	8.34	4/12/2172	4,000,000	[b,c,d]	3,545,694
The Goldman Sachs Group, Inc., Sub. Notes	4.25	10/21/2025	2,250,000		2,192,307
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		2,817,914
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	4,250,000	[a]	4,130,872
Westpac Banking Corp., Sub. Notes	4.32	11/23/2031	3,000,000		2,836,681
Zions Bancorp NA, Sub. Notes	3.25	10/29/2029	3,550,000		2,776,491
				94,527,855
Beverage Products - .7%
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	3,000,000		2,699,902
Building Materials - 1.2%
CRH America Finance, Inc., Gtd. Notes	3.40	5/9/2027	2,000,000	[a,d]	1,871,104
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	3,500,000	[d]	2,987,065
				4,858,169
Chemicals - 1.5%
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	3,500,000		3,246,812
Yara International ASA, Sr. Unscd. Notes	4.75	6/1/2028	3,000,000	[a]	2,862,816
				6,109,628

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.2% (continued)
Commercial & Professional Services - .6%
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	3,000,000		2,645,464
Consumer Discretionary - 3.8%
Hasbro, Inc., Sr. Unscd. Notes	3.90	11/19/2029	3,000,000		2,699,383
Leggett & Platt, Inc., Sr. Unscd. Notes	4.40	3/15/2029	2,000,000		1,870,783
Marriott International, Inc., Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	3,000,000		2,359,680
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	3,000,000		2,831,441
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	3,500,000		3,088,646
Whirlpool Corp., Sr. Unscd. Notes	4.75	2/26/2029	3,000,000	[d]	2,917,088
				15,767,021
Consumer Durables & Apparel - .8%
Michael Kors USA, Inc., Gtd. Notes	4.25	11/1/2024	3,000,000	[a]	2,938,800
Tapestry, Inc., Sr. Unscd. Notes	7.05	11/27/2025	250,000		253,199
				3,191,999
Diversified Financials - 6.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.75	6/6/2028	3,250,000		3,239,233
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	1,000,000	[a]	870,889
Aircastle Ltd., Sr. Unscd. Notes	4.25	6/15/2026	3,000,000		2,849,753
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,000,000		4,268,963
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,000,000		2,733,252
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	5,000,000		4,185,556
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	4,000,000		3,518,339
Blue Owl Finance LLC, Gtd. Notes	4.38	2/15/2032	1,000,000	[a]	833,800
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	[d]	2,914,852
Stifel Financial Corp., Sr. Unscd. Bonds	4.25	7/18/2024	2,000,000		1,974,888
				27,389,525
Electronic Components - 1.2%
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	3,000,000		2,446,600
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	3,000,000		2,658,011
				5,104,611
Energy - 11.5%
Cenovus Energy, Inc., Sr. Unscd. Notes	2.65	1/15/2032	3,000,000		2,397,272
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	2.74	12/31/2039	2,000,000	[a]	1,530,024
Cheniere Energy, Inc., Sr. Scd. Notes	4.63	10/15/2028	2,000,000		1,905,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.2% (continued)
Energy - 11.5% (continued)
Diamondback Energy, Inc., Gtd. Notes	3.50	12/1/2029	3,250,000		2,938,973
El Paso Natural Gas Co., LLC, Gtd. Notes	3.50	2/15/2032	3,000,000	[a]	2,502,413
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	2,000,000		1,944,595
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	1,500,000		1,498,752
Energy Transfer LP, Sr. Unscd. Notes	4.15	9/15/2029	1,500,000		1,391,306
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	1,500,000		1,513,792
EQM Midstream Partners LP, Sr. Unscd. Notes	4.00	8/1/2024	936,000		917,086
EQT Corp., Sr. Unscd. Notes	3.90	10/1/2027	3,000,000	[d]	2,830,013
Helmerich & Payne, Inc., Sr. Unscd. Notes	2.90	9/29/2031	3,000,000		2,442,527
MPLX LP, Sr. Unscd. Notes	4.25	12/1/2027	1,500,000		1,434,719
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	2,000,000		1,894,915
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	2,000,000		1,994,984
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	3,500,000		3,166,978
Sabal Trail Transmission LLC, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	2,858,793
Targa Resources Corp., Gtd. Notes	5.20	7/1/2027	3,000,000		2,979,418
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		2,845,114
Transcontinental Gas Pipe Line Co., LLC, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000		1,765,850
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	2,500,000		2,041,703
Var Energi ASA, Sr. Unscd. Notes	7.50	1/15/2028	2,310,000	[a]	2,397,122
				47,191,399
Environmental Control - .6%
Waste Connections, Inc., Sr. Unscd. Notes	3.50	5/1/2029	2,500,000		2,318,914
Financials - .9%
Apollo Management Holdings LP, Gtd. Notes	4.00	5/30/2024	1,750,000	[a]	1,733,816
Apollo Management Holdings LP, Gtd. Notes	4.95	1/14/2050	2,000,000	[a]	1,807,852
				3,541,668
Food Products - .9%
Flowers Foods, Inc., Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		1,897,606
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.00	2/2/2029	2,000,000		1,710,939
				3,608,545

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.2% (continued)
Foreign Governmental - .6%
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,556,412
Health Care - 5.9%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	2,750,000		2,497,676
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2033	3,000,000		2,970,853
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	3,500,000		2,795,765
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		1,795,905
HCA, Inc., Gtd. Notes	3.63	3/15/2032	2,000,000		1,727,138
HCA, Inc., Gtd. Notes	5.88	2/1/2029	1,500,000		1,514,148
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	3,000,000		2,944,451
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	3,000,000	[a,d]	2,424,659
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	3,000,000		2,978,225
The Cigna Group, Gtd. Notes	4.38	10/15/2028	2,500,000		2,412,978
				24,061,798
Industrial - 3.0%
Carlisle Companies, Inc., Sr. Unscd. Notes	3.75	12/1/2027	2,500,000		2,350,054
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	2,500,000		1,965,623
Hillenbrand, Inc., Gtd. Notes	5.00	9/15/2026	2,500,000		2,458,112
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	3,000,000		2,794,080
Oshkosh Corp., Sr. Unscd. Notes	4.60	5/15/2028	3,000,000		2,905,890
				12,473,759
Information Technology - 1.6%
Fidelity National Information Services, Inc., Gtd. Notes	4.50	7/15/2025	2,000,000		1,967,674
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	2,000,000		1,829,013
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	2,500,000		2,633,756
				6,430,443
Insurance - 2.9%
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.15	6/15/2031	3,000,000		2,529,573
MetLife, Inc., Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	3,500,000	[c,d]	3,334,208
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	3,000,000		2,792,565
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	3,500,000		3,210,098
				11,866,444
Internet Software & Services - .5%
eBay, Inc., Sr. Unscd. Notes	5.95	11/22/2027	2,000,000	[d]	2,058,984
Materials - .5%
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	2,000,000		1,881,744

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.2% (continued)
Media - .5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.40	4/1/2033	2,500,000	[d]	2,219,097
Metals & Mining - 1.8%
Anglo American Capital PLC, Gtd. Notes	4.50	3/15/2028	3,000,000	[a,d]	2,872,331
Glencore Funding LLC, Gtd. Notes	1.63	9/1/2025	1,500,000	[a]	1,399,613
Glencore Funding LLC, Gtd. Notes	5.40	5/8/2028	1,500,000	[a]	1,491,756
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	2,000,000		1,714,122
				7,477,822
Municipal Securities - 3.0%
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000		3,502,547
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	4,000,000		3,122,653
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000		2,173,564
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000		3,297,622
				12,096,386
Real Estate - 6.1%
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.95	1/15/2027	3,000,000		2,856,118
Brandywine Operating Partnership LP, Gtd. Notes	4.55	10/1/2029	2,000,000		1,653,702
EPR Properties, Gtd. Notes	4.95	4/15/2028	4,000,000		3,653,923
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	2,500,000		1,939,227
Extra Space Storage LP, Gtd. Notes	4.00	6/15/2029	2,500,000		2,298,402
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	3,000,000		2,547,894
Healthpeak OP LLC, Gtd. Notes	2.13	12/1/2028	3,000,000		2,562,802
Highwoods Realty LP, Sr. Unscd. Notes	4.20	4/15/2029	3,000,000	[d]	2,621,175
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	3,000,000		2,309,860
Spirit Realty LP, Gtd. Notes	4.00	7/15/2029	3,000,000		2,752,521
				25,195,624
Retailing - 3.7%
7-Eleven, Inc., Sr. Unscd. Notes	1.80	2/10/2031	3,750,000	[a]	2,933,094
Alimentation Couche-Tard, Inc., Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	2,833,832

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.2% (continued)
Retailing - 3.7% (continued)
AutoNation, Inc., Sr. Unscd. Notes	3.85	3/1/2032	2,000,000	[d]	1,688,320
Dick's Sporting Goods, Inc., Sr. Unscd. Notes	3.15	1/15/2032	3,000,000		2,437,192
Dollar Tree, Inc., Sr. Unscd. Notes	2.65	12/1/2031	3,500,000		2,846,822
O'Reilly Automotive, Inc., Sr. Unscd. Notes	4.70	6/15/2032	2,500,000		2,387,767
				15,127,027
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom, Inc., Sr. Unscd. Notes	3.14	11/15/2035	2,000,000	[a]	1,557,745
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	3,000,000	[a]	2,495,601
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	2,500,000	[a]	2,479,683
Microchip Technology, Inc., Gtd. Notes	4.25	9/1/2025	3,000,000		2,925,885
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	5.00	1/15/2033	2,000,000		1,910,266
Renesas Electronics Corp., Sr. Unscd. Notes	2.17	11/25/2026	4,000,000	[a]	3,599,558
				14,968,738
Technology Hardware & Equipment - .9%
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.10	7/15/2036	3,000,000		3,535,249
Telecommunication Services - 2.1%
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	5/23/2029	3,000,000		2,911,593
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	3,500,000		3,215,690
Verizon Communications, Inc., Sr. Unscd. Notes	2.10	3/22/2028	3,000,000		2,658,207
				8,785,490
Total Bonds and Notes (cost $432,935,819)			394,245,975

Preferred Stocks - 1.4%
Diversified Financials - .7%
Air Lease Corp., Ser. A	6.41		120,000		2,930,400
Telecommunication Services - .7%
AT&T, Inc., Ser. A	6.18		140,000		2,808,400
Total Preferred Stocks (cost $6,500,000)			5,738,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,946,740)	5.41	6,946,740	[e] 6,946,740

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,956,870)	5.41	7,956,870	[e] 7,956,870
Total Investments (cost $454,339,429)		101.2%	414,888,385
Liabilities, Less Cash and Receivables		(1.2%)	(5,061,667)
Net Assets		100.0%	409,826,718

GO—General Obligation

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $81,363,119 or 19.85% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $11,706,514 and the value of the collateral was $12,116,466, consisting of cash collateral of $7,956,870 and U.S. Government & Agency securities valued at $4,159,596. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	379,593,177	-	379,593,177
Equity Securities - Preferred Stocks	5,738,800	-	-	5,738,800
Foreign Governmental	-	2,556,412	-	2,556,412
Investment Companies	14,903,610	-	-	14,903,610
Municipal Securities	-	12,096,386	-	12,096,386

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized depreciation on investments was $39,451,044, consisting of $1,307,478 gross unrealized appreciation and $40,758,522 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.